NOTE 6 - INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	$ 11,684	$ 35,673	$ 422,863	$ 597,199
Amortization of Intangible Assets	101,193	94,844	366,329	273,549
Impairment of Intangible Assets, Finite-Lived	$ 0	$ 0		9,171
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years		20 years
Finite-Lived Intangible Assets, Period Increase (Decrease)	$ 10,867		$ 42,180	32,649
Amortization of Intangible Assets	$ 1,343
Impairment of Intangible Assets, Finite-Lived
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years		7 years
Finite-Lived Intangible Assets, Period Increase (Decrease)			$ 365,060	491,830
Amortization of Intangible Assets	99,278		364,041	273,549
Impairment of Intangible Assets, Finite-Lived
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	817		15,623	26,975
Amortization of Intangible Assets
Impairment of Intangible Assets, Finite-Lived			$ 0	$ 9,171